Capital stock - Additional Information (Details)										3 Months Ended	6 Months Ended
	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Feb. 29, 2024 $ / shares shares	Feb. 29, 2024 CAD ($) shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Capital stock.
Number of Voting Common Shares issued to third parties in exchange for services										316,522	420,171
Number of warrants to purchase voting common shares issued	138,095	372,870	493,832	493,828	381,293	475,059	554,253	50,000	151,800		372,870
Total cash consideration price, net of transaction costs | $											$ 1,781,194
Net transaction costs | $											$ 246,298
Warrants exercise term	5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years		3 years
Exercise price of warrants | (per share)	$ 1.05	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50	$ 4.05		$ (1.41)	$ 1.05	$ 1.43	$ 5.44	$ 5.37	$ 5.35	$ 5.64	$ 5.67	$ 5.63	$ (10.30)	$ (16.53)
Shares issued upon conversion of convertible preferred stock										132,380	132,380